Label	Element	Value
Brookfield Real Assets Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BROOKFIELD REAL ASSETS SECURITIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Brookfield Real Assets Securities Fund (the “Fund,” or the “Real Assets Securities Fund”) seeks total return, which is targeted to be in excess of inflation, through growth of capital and current income.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Brookfield Investment Funds. You may also qualify for sales charge discounts or waivers through certain financial intermediaries. More information about these and other discounts is available from your financial professional and in the section entitled “Shareholder Account Information — Initial Sales Charges (Class A Shares Only)” on page 68 of the Fund’s Prospectus and in Appendix A, “Sales Charge Reductions and Waivers Available Through Certain Intermediaries,” attached to the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended December 31, 2020, the Fund’s portfolio turnover rate was 154% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	154.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Brookfield Investment Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are estimated based upon those incurred during the year ended December 31, 2020 and adjusted to reflect (i) the removal of administration fees; and (ii) the addition of the estimated service fees for the year ending December 31, 2021 payable to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held in omnibus, other group accounts or accounts traded through registered securities clearing agents.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same (taking into account the expense limitation for the first year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing in the “real assets” asset class, which includes the following categories:
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real estate securities;

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infrastructure securities; and

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natural resources securities (collectively, “Real Asset Securities”).

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in Real Asset Securities (the “80% Policy”). The Fund may purchase both equity and fixed income securities. The Fund actively trades portfolio securities. The Fund may invest in securities of companies or issuers of any size market capitalization. The Fund will invest in companies or issuers located throughout the world and there is no limitation on the Fund’s investments in foreign securities or in emerging markets.
The Fund may change the 80% Policy without shareholder approval. The Fund will provide shareholders with written notice at least 60 days prior to the implementation of any change to the 80% Policy.
In managing the Fund, the Adviser will determine the Fund’s strategic asset allocation. The Fund has flexibility in the relative weightings given to each of these categories. In addition, the Fund may, in the future, invest in additional investment categories other than those listed herein, to the extent consistent with the Fund’s investment objective.
The Fund may invest in common, convertible and preferred stock, restricted (“144A”) or private securities, asset-backed securities (“ABS”) including ABS that are backed by interest in real estate or land, mortgage-backed securities (“MBS”) of any kind, interests in loans and/or whole loan pools of mortgages, mortgage real estate investment trusts (“mortgage REITs”), investment grade fixed income securities, high yield fixed income securities (“junk bonds”), collateralized loan obligations (“CLOs”), bank loans (including participations, assignments, senior loans, delayed funding loans and revolving credit facilities), open-end and closed-end investment companies, including exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), and securities issued and/or guaranteed by the U.S. Government, its agencies or instrumentalities or sponsored corporations, as described in this Prospectus. The Fund may invest in fixed income securities of any maturity. The Fund’s investments in MBS may include residential MBS (“RMBS”) or commercial MBS (“CMBS”).
The Fund defines a real estate security as any security tied to a company or issuer that (i) derives at least 50% of its revenues from the ownership, operation, development, construction, financing, management, or sale of commercial, industrial, or residential real estate and similar activities, or (ii) commits at least 50% of its assets to activities related to real estate.
For purposes of selecting investments in real estate securities, the Fund defines the real estate sector broadly. It includes, but is not limited to, the following:
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real estate investment trusts (“REITs”);

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real estate operating companies (“REOCs”);

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firms dependent on real estate holdings for revenues and profits, including lodging, leisure, timber, mining, and agriculture companies; and

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debt securities, including securitized obligations, which are predominantly supported by real estate assets.

REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. A REIT in the United States is generally not taxed on income distributed to shareholders so long as it meets tax-related requirements, including the requirement that it distribute substantially all of its taxable income to its shareholders.
REOCs are real estate companies that have not elected to be taxed as REITs and therefore are not required to distribute taxable income and have fewer restrictions on what they can invest in.
The Fund defines an infrastructure security as any security tied to a company or issuer that (i) derives at least 50% of its revenue or profits, either directly or indirectly, from infrastructure assets, or (ii) commits at least 50% of its assets to activities related to infrastructure.
For purposes of selecting investments in infrastructure securities, the Fund defines the infrastructure sector broadly. It includes, but is not limited to, the physical structures, networks, and systems of:
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transportation;

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energy;

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water and sewage; and

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communication.
Infrastructure securities also includes master limited partnerships (“MLPs”).
From time to time, the Fund may invest in stapled securities to gain exposure to infrastructure companies in Australia. A stapled security, which is widely used in Australia, is a security that is comprised of two parts that cannot be separated from one another. The two parts of a stapled security are a unit of a trust and a share of a company. The resulting security is influenced by both parts and must be treated as one unit at all times, such as when buying or selling the security.
The Fund defines a natural resources security as any security tied to a company or issuer that (i) derives at least 50% of its revenues, profits, or value, either directly or indirectly, from natural resources assets, including, but not limited to:
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timber and agriculture;

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metals, including, but not limited to, precious metals, such as gold, silver, and platinum; ferrous and nonferrous metals, such as iron, aluminum, and copper; and metals such as uranium and titanium; and

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energy, including the exploration, production, processing, and manufacturing of hydrocarbon-related and chemical-related products; and

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commodities and commodity-linked assets and securities to gain exposure to the commodities markets without investing directly in physical commodities; or
(ii) provides supporting services to such natural resources companies or issuers.
For purposes of investments in natural resources assets, the Fund may use commodities and commodity-linked assets and securities to gain exposure to the commodities markets without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock, and precious metals.
The Fund may use futures and options on securities, indices, commodities, and currencies, forward foreign currency exchange contracts, swaps, and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices, or other financial instruments. The Fund may use derivatives for a variety of purposes, including:
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as a hedge against adverse changes in the market prices of securities, interest rates or currency exchange rates;

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as a substitute for purchasing or selling securities;

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to increase the Fund’s return as a non-hedging strategy that may be considered speculative; and

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to manage the Fund’s portfolio characteristics.
Outside of its investments in real asset securities, the Fund may invest up to 20% of its net assets in equities or fixed income securities other than the types described above, including in Treasury Inflation Protected Securities (“TIPS”) and other inflation-linked fixed income securities.
Asset allocation decisions will be made by Larry Antonatos and Gaal Surugeon. The Adviser employs a top-down macroeconomic perspective complemented by a bottom-up sector valuation methodology when determining asset allocation. For security selection, the Adviser utilizes a fundamental, bottom-up, value-based selection methodology, taking into account short-term considerations, such as temporary market mispricing, and long-term considerations, such as values of assets and cash flows. The Adviser also draws upon the expertise and knowledge within Brookfield Asset Management Inc. and its affiliates, which provides extensive owner/operator insights into industry drivers and trends. The Adviser takes a balanced approach to investing, seeking to mitigate risk through diversification, credit analysis, economic analysis and review of sector and industry trends. The Adviser uses proprietary research to select individual securities that it believes can add value from income and/or the potential for capital appreciation. The proprietary research may include an assessment of a company’s general financial condition, its competitive positioning and management strength, as well as industry characteristics and other factors. The Fund may sell a security that becomes overvalued or no longer offers an attractive risk/reward profile. A security may also be sold due to changes in portfolio strategy or cash flow needs.
No assurance can be given that the Fund’s investment objective will be achieved. The Fund’s policy of concentration in investments offering exposure to real assets, which includes real estate securities, infrastructure securities and natural resource securities as defined in this Prospectus, is a fundamental policy of the Fund. This fundamental policy may not be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities, as defined in the 1940 Act.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following summarizes the principal risks that have been identified for the Fund.
Health Crisis Risk.   The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, impacting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of COVID-19 are currently unknown, which may exacerbate other types of risks that apply to the Fund and negatively impact Fund performance and the value of your investment in the Fund.
Risks of Recent Market and Economic Developments.    The global pandemic outbreak of an infectious repiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. On March 11, 2020, the World Health Organization announced that it had made the assessment that COVID-19 can be characterized as a pandemic. COVID-19 and concern about its spread has resulted in severe disruptions to global financial markets, border closings, restrictions on travel and gatherings of any measurable amount of people, “shelter in place” orders (or the equivalent) for states, cities, metropolitan areas and countries, expedited and enhanced health screenings, quarantines, cancellations, business and school closings, disruptions to employment and supply chains, reduced productivity, severely impacted customer and client activity in virtually all markets and sectors, and a virtual cessation of normal economic activity. These events have contributed to severe market volatility, which may result in reduced liquidity, heightened volatility and negatively impact Fund performance and the value of your investment in the Fund.
Markets generally and the energy sector specifically, including MLPs and energy infrastructure companies in which the Fund invests, have also been adversely impacted by reduced demand for oil and other energy commodities as a result of the slowdown in economic activity resulting from the pandemic spread of COVID-19 and by price competition among key oil-producing countries. Recently, global oil prices have declined significantly and experienced significant volatility, including a period where an oil-price futures contract fell into negative territory for the first time in history, as demand for oil has slowed and oil storage facilities reach their storage capacities. The Organization of Petroleum Exporting Countries (“OPEC”) and other oil-producing countries had agreed to reduce production in 2020. Reduced production and continued oil price volatility may adversely impact MLPs and energy infrastructure companies. Such companies’ growth prospects and ability to pay high dividends may be negatively impacted, which could adversely impact Fund performance and the value of your investment in the Fund. Additionally, an extended period of reduced oil prices may significantly lengthen the time the energy sector would need to recover after a stabilization of prices.
The current economic situation and the unprecedented measures taken by state, local and national governments around the world to combat the spread of COVID-19, as well as various social, political and psychological tensions in the United States and around the world, may continue to contribute to severe market disruptions and volatility and reduced economic activity, may have long-term negative effects on the U.S. and worldwide financial markets and economy and may cause further economic uncertainties in the United States and worldwide. The prolonged continuation or further deterioration of the current U.S. and global economic downturn could adversely impact the Fund’s portfolio. It is difficult to predict how long the financial markets and economic activity will continue to be impacted by these events and the Fund cannot predict the effects of these or similar events in the future on the U.S. economy and securities markets. The Adviser intends to monitor developments and seek to manage the Fund’s portfolio in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
Real Estate Market Risk.   Since the Fund has significant exposure to companies engaged in the real estate sector, your investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, including any potential defects in mortgage documentation or in the foreclosure process. In particular, dramatic slowdowns in the housing industry, due in part to falling home prices and increasing foreclosures and unemployment, have created strains on financial institutions. For example, developments relating to sub-prime mortgages have been adversely affecting the willingness of some lenders to extend credit, in general, which may make it more difficult for companies to obtain financing on attractive terms, or at all, so that they may commence or complete real estate development projects, refinance completed projects or purchase real estate. These developments may also adversely affect the price at which companies can sell real estate, because purchasers may not be able to obtain financing on attractive terms at all. These developments affecting the real estate industry could adversely affect the real estate securities in which the Fund invests.
REIT Risk.   REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs are subject to numerous qualification requirements and could possibly fail to qualify for pass-through of income treatment under the Internal Revenue Code of 1986, as amended (the “Code”). Other factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. Foreign REIT-like entities will be subject to foreign securities risk (see “Foreign (Non-U.S.) Securities Risk”).
In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. Many real estate companies, including REITs, utilize leverage.
Infrastructure Risk.   Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Some of the specific risks that infrastructure companies may be particularly affected by, or subject to, include the following: regulatory risk, technology risk, regional or geographic risk, natural disasters risk, through-put risk, project risk, strategic asset risk, operation risk, customer risk, interest rate risk, inflation risk and financing risk.
Other factors that may affect the operations of infrastructure companies include difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, inexperience with and potential losses resulting from a developing deregulatory environment, increased susceptibility to terrorist acts or political actions, and general changes in market sentiment towards infrastructure assets. In addition, the current presidential administration could significantly impact the regulation of United States financial markets and dramatically alter existing trade, tax, energy and infrastructure regulations, among others. It is not possible to predict what, if any, changes will be made or their potential effect on the economy, securities markets, or financial stability of the United States, or on the energy, natural resources, infrastructure and other markets.
Natural Resources Risk.   The Fund’s investments in natural resources securities involve risks. The market value of natural resources securities may be affected by numerous factors, including events occurring in nature, inflationary pressures and international politics. Because the Fund invests significantly in natural resources securities, there is the risk that the Fund will perform poorly during a downturn in the natural resource sector. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups, military confrontations or acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and the other risks to which foreign securities are subject may also affect domestic natural resource companies if they have significant operations or investments in foreign countries. Rising interest rates and general economic conditions may also affect the demand for natural resources.
Asset Allocation Risk.   The Fund is subject to the risk that the Adviser’s selection and weighting of asset classes may cause the Fund to fail to meet its investment objective, cause the Fund to underperform other funds with a similar investment objective or cause an investor to lose money.
Equity Securities Risk.   Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure to debt securities and consequently may entail greater risk of loss than debt securities. Equity securities are subject to the risk that stock prices may rise and fall in periodic cycles and may perform poorly relative to other investments. This risk may be greater in the short term.
Fixed Income Risk.   The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments. These risks may be greater in the current market environment because interest rates are near historically low levels.
During periods of very low or negative interest rates, fixed income securities may be unable to maintain positive returns. Interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. Certain European countries have recently experienced negative interest rates on certain fixed income instruments. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates.
Concentration Risk.   Because the Fund will invest more than 25% of its net assets (plus the amount of any borrowings for investment purposes) in securities as defined in this Prospectus, the Fund may be subject to greater volatility with respect to its portfolio securities than a fund that does not concentrate its investments.
Investment Risk.   An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Geopolitical Risk.   Occurrence of global events such as war, terrorist attacks, natural disasters, country instability, infectious disease epidemics, pandemics and other public health issues, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments.
Adviser Investment Risk.   The Adviser and its affiliates (each, an “Adviser Investor”) may from time to time own a significant amount of the Fund’s shares (an “Adviser Investment”). An Adviser Investor may make an Adviser Investment to enable the Fund to reach critical mass or because the Adviser Investor has capital to invest and wants exposure to the Fund’s investment strategy or for other reasons. If an Adviser Investment is substantial relative to the Fund’s overall asset size, a partial or complete redemption of the Adviser Investment, which may occur at any time, including at the time of other inflows or outflows, may have a material adverse effect on the Fund’s expense ratio, portfolio turnover and the overall ability to manage the Fund. The Adviser Investor reserves the right to redeem its Adviser Investment at any time in accordance with applicable law in its sole and absolute discretion.
Portfolio Selection Risk.   The Adviser’s judgment about the quality, relative yield, relative value or market trends affecting a particular sector or region, market segment, security or about interest rates generally may prove to be incorrect.
Leverage Risk.   Some transactions entered into by the Fund may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
Issuer Risk.   Issuer risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service.
Market Risk.   The values of securities held by the Fund may fall due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The Fund may experience a substantial or complete loss on any individual security.
Liquidity Risk.   Some securities held by the Fund may be difficult to sell, not publicly traded, or illiquid, particularly during times of market turmoil or adverse investor perceptions. Such securities may include securities that are not readily marketable and may be difficult to value. If the Fund desires to sell such securities when a ready buyer is not available at a price that the Fund deems representative of their value, the value of the Fund could be adversely affected. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.
Construction and Development Risk.   Investments in new or development stage infrastructure projects, carry the risk that a project may not be completed within budget, within the agreed time frame and to the agreed specification.
Foreign (Non-U.S.) Securities Risk.   Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.
Emerging Markets Risk.   Securities of companies in emerging markets may be more volatile than those of companies in more developed markets. Emerging market countries generally have less developed markets and economies and, in some countries, less mature governments and governmental institutions. Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments, and on repatriation of capital invested. In addition, the availability and reliability of information material to an investment decision, particularly financial information, from these companies in emerging markets may be limited in comparison to the scope and reliability of financial information provided by U.S. companies.
Foreign Currency Risk.   The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies in which a security is denominated and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.
Interest Rate Risk.   A rise in interest rates will cause the price of fixed income securities to fall. Generally, fixed income securities with longer maturities carry greater interest rate risk. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.
Credit Risk.   An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due.
Mortgage-Related and Other Asset-Backed Securities Risk.   Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.
Prepayment Risk.   The risk that the principal on MBS, other ABS or any debt security with an embedded call option may be prepaid at any time, which would reduce yield and market value. The rate of prepayment tends to increase as interest rates fall.
Commodity-Related Investments Risk.   The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and economic health, political, international regulatory and other developments. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities.
Bank Loans Risk.   The market for bank loans may not be highly liquid and the Fund may have difficulty selling them. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower.
MLP Risk.   An MLP that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. MLPs benefit from various tax provisions that may not be available in the future. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income an MLP pays to its investors.
Return of Capital Risk.   The Fund expects to make quarterly distributions at a level percentage rate regardless of its quarterly performance. All or a portion of such distributions may represent a return of capital. A return of capital is the portion of the distribution representing the return of your investment in the Fund. A return of capital is tax-free to the extent of a shareholder’s basis in the Fund’s shares and reduces the shareholder’s basis to that extent.
Exchange-Traded Fund Risk.   When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying securities the ETF holds. Inverse ETFs are subject to the risk that their performance will fall as the value of their benchmark indices rises. The Fund also will incur brokerage costs when it purchases ETFs.
Exchange-Traded Note Risk.   The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by the Fund are unsecured debt of the issuer.
Gold and Other Precious Metals Risk.   Investments related to gold and other precious metals are considered speculative and are affected by a variety of worldwide economic, financial and political factors. The price of gold and other precious metals may fluctuate sharply over short periods of time due to changes in inflation or expectations regarding inflation in various countries, the availability of supplies of gold and other precious metals, changes in industrial and commercial demand, gold and other precious metals sales by governments, central banks or international agencies, investment speculation, monetary and other economic policies of various governments and government restrictions on private ownership of gold and other precious metals.
“Junk” Bond Risk.   Debt securities that are below investment grade, called “junk bonds,” generally offer a higher yield than is offered by higher rated securities, but are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.
Redemption Risk.    The Fund may need to sell its holdings in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.
Preferred Securities Risk.   There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights.
Derivatives Risk.   The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.
Small- and Mid-Capitalization Risk.   The risk that returns from small- and mid-capitalization stocks may trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.
Stapled Securities Risk.   A stapled security is a security that is comprised of two parts that cannot be separated from one another. The two parts of a stapled security are a unit of a trust and a share of a company. The resulting security is influenced by both parts, and must be treated as one unit at all times, such as when buying or selling a security.
The Fund’s shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s shares will change in value, and you could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total return has varied for annual periods through December 31, 2020 and by showing how the Fund’s average annual total returns for one- and five-year periods and since inception compare with those of a broad measure of market performance. On March 25, 2021, the Board of Trustees of Brookfield Investment Funds, on behalf of the Fund, approved a proposal to close the Fund’s Class I Shares (the “Legacy Class I Shares”). Following the close of business on April 30, 2021, shareholders holding the Legacy Class I Shares had their shares automatically converted (the “Conversion”) into the Fund’s Class Y Shares (the “Legacy Class Y Shares”). Following the Conversion, the Fund’s Legacy Class Y Shares were renamed “Class I Shares” (the “new Class I Shares”). As a result of the Conversion, the Fund’s new Class I Shares adopted the Legacy Class Y Shares’ performance and accounting history. Figures shown in the bar chart reflect the performance history of the Fund’s new Class I Shares (i.e., the Legacy Class Y Shares). The Fund’s Legacy Class I Shares and Legacy Class Y Shares had substantially similar returns because (i) the shares were invested in the same portfolio of securities; and (ii) the shares had the same expense structure. For periods prior to April 30, 2021, the performance information for the Fund’s new Class I Shares reflects the performance history of the Legacy Class Y Shares. The Fund’s performance (before and after taxes) is not an indication of how the Fund will perform in the future. Updated performance information is available at https://publicsecurities.brookfield.com/en or by calling 1-855-244-4859.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total return has varied for annual periods through December 31, 2020 and by showing how the Fund’s average annual total returns for one- and five-year periods and since inception compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Beginning January 1, 2020, this index has consisted of 35% FTSE EPRA Nareit Developed Index, 5% ICE BofA Preferred Stock REITs 7% Constrained Index, 40% FTSE Global Core Infrastructure 50/50 Index, 5% Alerian Midstream Energy Index, and 15% ICE BofA USD Real Asset High Yield & Corporate Custom Index. For the period from October 1, 2016 through December 31, 2019 the Blended Index consisted of 35% FTSE EPRA Nareit Developed Index, 5% ICE BofA Preferred Stock REITs 7% Constrained Index, 40% Dow Jones Brookfield Global Infrastructure Index, 5% Alerian MLP Index, and 15% ICE BofA Global High Yield Index and ICE BofA Global Corporate Index, weighted 70% and 30%, respectively. For the period from October 19, 2014 through September 30, 2016, the Blended Index consisted of 33.33% DJ Brookfield Global Infrastructure Composite Index, 33.33% FTSE EPRA Nareit Developed Index, 13.33% ICE BofA Global High Yield Index and ICE BofA Global Corporate Index, weighted 70% and 30%, 10% S&P Global Natural Resources Index, 6.67% Bloomberg Commodity Index and 3.34% Barclays Global Inflation-Linked Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-244-4859
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://publicsecurities.brookfield.com/en
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares(1) Calendar Year Returns as of December 31
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
(1)
The return shown in the bar chart is for the Legacy Class Y Shares. The Class A Shares and Class C Shares would have substantially similar returns because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the highest return for a calendar quarter was 14.69% (quarter ended March 31, 2019) and the lowest return for a calendar quarter was –21.49% (quarter ended March 31, 2020).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.49%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I Shares (i.e., the Legacy Class Y Shares) and after-tax returns for other classes will vary due to the differences in expenses.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figures representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other returns for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an annual tax deduction that benefits shareholders.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. After-tax returns are shown only for Class I Shares (i.e., the Legacy Class Y Shares) and after-tax returns for other classes will vary due to the differences in expenses. Furthermore, after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In certain cases, the figures representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other returns for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an annual tax deduction that benefits shareholders.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the periods ended December 31, 2020, with maximum sales charge, if applicable
Brookfield Real Assets Securities Fund | MSCI World Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.14%	[1]
Brookfield Real Assets Securities Fund | S&P Real Assets Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.02%	[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.53%	[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception		[1],[2]
Brookfield Real Assets Securities Fund | Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.25%)	[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.52%	[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.30%	[1],[3]
Brookfield Real Assets Securities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original cost of shares redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[4]
Management Fees	rr_ManagementFeesOverAssets	0.75%	[5]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.78%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[7]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[7]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund will impose a Contingent Deferred Sales Charge of 1.00% on redemptions made within eighteen months of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 587
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	950
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,338
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,421
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.73%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.70%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.15%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 19, 2014
Brookfield Real Assets Securities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original cost of shares redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[8]
Management Fees	rr_ManagementFeesOverAssets	0.75%	[5]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.72%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.47%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[7]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.90%	[7]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A Contingent Deferred Sales Charge of 1.00% will be applied to redemptions of Class C Shares made within twelve months of the purchase date.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 293
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	715
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,264
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,763
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	715
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,264
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,763
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.69%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.32%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 19, 2014
Brookfield Real Assets Securities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[9]
Maximum Deferred Sales Charge (Load) (as a percentage of original cost of shares redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[9]
Management Fees	rr_ManagementFeesOverAssets	0.75%	[5],[9]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[9]
Other Expenses	rr_OtherExpensesOverAssets	0.67%	[6],[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%	[9]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[7],[9]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[7],[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	398
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	727
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,657
Annual Return 2015	rr_AnnualReturn2015	(12.32%)
Annual Return 2016	rr_AnnualReturn2016	11.14%
Annual Return 2017	rr_AnnualReturn2017	9.64%
Annual Return 2018	rr_AnnualReturn2018	(8.31%)
Annual Return 2019	rr_AnnualReturn2019	22.63%
Annual Return 2020	rr_AnnualReturn2020	(2.80%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.80%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.14%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 19, 2014
Brookfield Real Assets Securities Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.08%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.25%	[1]
Brookfield Real Assets Securities Fund | Class I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.52%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.38%	[1]

[1]	The Fund’s inception date was November 19, 2014.
[2]	Data for the S&P Real Assets Index is unavailable prior to its inception date of December 31, 2015.
[3]	Beginning January 1, 2020, this index has consisted of 35% FTSE EPRA Nareit Developed Index, 5% ICE BofA Preferred Stock REITs 7% Constrained Index, 40% FTSE Global Core Infrastructure 50/50 Index, 5% Alerian Midstream Energy Index, and 15% ICE BofA USD Real Asset High Yield & Corporate Custom Index. For the period from October 1, 2016 through December 31, 2019 the Blended Index consisted of 35% FTSE EPRA Nareit Developed Index, 5% ICE BofA Preferred Stock REITs 7% Constrained Index, 40% Dow Jones Brookfield Global Infrastructure Index, 5% Alerian MLP Index, and 15% ICE BofA Global High Yield Index and ICE BofA Global Corporate Index, weighted 70% and 30%, respectively. For the period from October 19, 2014 through September 30, 2016, the Blended Index consisted of 33.33% DJ Brookfield Global Infrastructure Composite Index, 33.33% FTSE EPRA Nareit Developed Index, 13.33% ICE BofA Global High Yield Index and ICE BofA Global Corporate Index, weighted 70% and 30%, 10% S&P Global Natural Resources Index, 6.67% Bloomberg Commodity Index and 3.34% Barclays Global Inflation-Linked Index.
[4]	No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund will impose a Contingent Deferred Sales Charge of 1.00% on redemptions made within eighteen months of purchase.
[5]	Effective April 30, 2021, the Fund’s contractual management fee rate was reduced from 0.85% of the Fund’s average daily net assets to 0.75%.
[6]	Other expenses are estimated based upon those incurred during the year ended December 31, 2020 and adjusted to reflect (i) the removal of administration fees; and (ii) the addition of the estimated service fees for the year ending December 31, 2021 payable to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held in omnibus, other group accounts or accounts traded through registered securities clearing agents.
[7]	Brookfield Public Securities Group LLC, the Fund’s investment adviser (the “Adviser”), has contractually agreed to waive all or a portion of its investment advisory or administration fees and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding any front-end or contingent deferred sales loads, brokerage commissions and other transactional expenses, acquired fund fees and expenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of the Fund’s business) at no more than 1.15% for Class A Shares, 1.90% for Class C Shares, and 0.90% for Class I Shares. Effective April 30, 2021, the Adviser contractually agreed to reduce the Fund’s expense cap by 0.20% for each share class. Prior to April 30, 2021, the Fund’s expense cap was 1.35% for Class A Shares, 2,10% for Class C Shares, and 1.10% for Class I Shares. The fee waiver and expense reimbursement arrangement will continue until at least April 30, 2022 and may not be terminated by the Fund or the Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of April 30th of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board of Trustees with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.
[8]	A Contingent Deferred Sales Charge of 1.00% will be applied to redemptions of Class C Shares made within twelve months of the purchase date.
[9]	On March 25, 2021, the Board of Trustees of Brookfield Investment Funds, on behalf of the Fund, approved a proposal to close the Fund’s Class I Shares (the “Legacy Class I Shares”). Following the close of business on April 30, 2021, shareholders holding the Legacy Class I Shares had their shares automatically converted (the “Conversion”) into the Fund’s Class Y Shares (the “Legacy Class Y Shares”). Following the Conversion, the Fund’s Legacy Class Y Shares were renamed “Class I Shares” (the “Class I Shares”). As a result of the Conversion, the Fund’s new Class I Shares adopted the Legacy Class Y Shares’ performance and accounting history.